Consideration payable	12 Months Ended
Jan. 31, 2019
Consideration Payable [abstract]
Consideration payable
22.	Consideration payable

The following table reflects the continuity of consideration payable from January 31, 2017 to January 31, 2019:

Balance, January 31, 2018 and 2017	$-
Silver State acquisition - January 1, 2019 (Note 20)	1,143,873
Megawood acquisition - January 23, 2019 (Note 21)	231,395
Balance, January 31, 2019	$1,375,268